Hedging derivatives - Schedule of movement in hedging components in other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedged items [line items]
Balance at beginning of year	€ (9,424)	€ (9,187)	€ (4,559)
Earnings (losses) recognized in other comprehensive income	978	704	(5,483)
Amounts transferred to income statements	1,256	2,622	(1,254)
Balance at end of year	(8,300)	(9,424)	(9,187)
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	558	2,592	(3,016)
Amounts transferred to income statements	1,256	2,622	(1,254)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	163	2,179	(2,458)
Amounts transferred to income statements	1,166	1,647	370
Gain or loss in value CFE - recognized in equity	(1,003)	532	(2,828)
Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	312	7	(178)
Amounts transferred to income statements	(319)	416	(2,130)
Gain or loss in value CFE - recognized in equity	631	(409)	1,952
Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	155	164	(638)
Amounts transferred to income statements	340	431	(587)
Gain or loss in value CFE - recognized in equity	(185)	(267)	(51)
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(70)	233	258
Amounts transferred to income statements	69	128	1,093
Gain or loss in value CFE - recognized in equity	(139)	105	(835)
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(2)	9	0
Amounts transferred to income statements	0	0	0
Gain or loss in value CFE - recognized in equity	(2)	9	0
Hedges of net investments in foreign operations
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	420	(1,888)	(2,467)
Amounts transferred to income statements	0	0	0
Minorities, taxes and others	146	(941)	855
Hedges of net investments in foreign operations | Currency risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	420	(1,888)	(2,467)
Amounts transferred to income statements	0	0	0
Gain or loss in value CFE - recognized in equity	€ 420	€ (1,888)	€ (2,467)